Land use rights, net	12 Months Ended
Dec. 31, 2014
Land use rights, net
Land use rights, net

13.  Land use rights, net

Land use rights, net, consist of the following:

	As of December 31,
	2013	2014
	RMB	RMB
Land use rights	620,383	1,108,125
Less: Accumulated amortization	(21,530)	(40,872)
Net book value	598,853	1,067,253

Amortization expenses for land use rights were RMB9,565, RMB11,700 and RMB19,342 for the years ended December 31, 2012, 2013 and 2014, respectively.

As of December 31, 2014, amortization expenses related to the land use rights for future periods are estimated to be as follows:

	For the years ended December 31,
	2015	2016	2017	2018	2019	2020 and thereafter
	RMB	RMB	RMB	RMB	RMB	RMB
Amortization expenses	22,162	22,162	22,162	22,162	22,162	956,443